November 12, 2013

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Municipal Bond Fund, Inc.

(File No. 002-57354 and File No. 811-02688)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Bond Fund, Inc. (the “Registrant”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses, dated October 28, 2013, for each series of the Registrant (the “Funds”). The purpose of the filing is to submit the 497(c) filing dated October 30, 2013 in XBRL for the Funds.

Sincerely,

/s/ Benjamin Archibald
Benjamin Archibald
Secretary of the Registrant